OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
OTHER RECEIVABLES

5 OTHER RECEIVABLES

	2022	2023
	S$	S$
Deposit paid for purchase of property	-	43,080
Prepayments	45,163	159,006
Prepaid initial public offering expenses	219,664	-
Prepaid consumables	576,173	678,728
Sundry deposits	15,562	16,002
Sundry receivables	57,582	204,748
Total	914,144	1,101,564

Amounts due from key management personnel are generally advances extended to them during the course of business. The balance is unsecured, interest-free, and repayable on demand.

CYTOMED THERAPEUTICS LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Years ended December 31, 2021, 2022 and 2023